Summary of Significant Accounting Policies - Table 4 (Details)	12 Months Ended
Dec. 31, 2011 Y
Buildings [Member]
Useful lives of assets
Minimum Useful Life	15
Maximum Useful Life	30
Leasehold improvements [Member]
Useful lives of assets
Minimum Useful Life	2
Maximum Useful Life	15
Furniture and Fixtures [Member]
Useful lives of assets
Minimum Useful Life	3
Maximum Useful Life	10
Real Estate [Member]
Useful lives of assets
Minimum Useful Life	15
Maximum Useful Life	20
Equipment [Member]
Useful lives of assets
Minimum Useful Life	3
Maximum Useful Life	5